Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amounts due to third parties for reimbursable expenses	$ 427,100	$ 369,200	$ 333,000
Change in unbilled services (unbilled revenue)	56,418	186,593
Increase (decrease) in unearned revenue (payments on account)	82,800	(98,793)
Credit loss expense	25,100	28,400	24,600
Revenue, remaining performance obligation, amount	$ 14,900,000	$ 15,900,000	$ 14,800,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)			52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period (in months)			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)		47.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period (in months)		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	48.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period (in months)	12 months